Shareholder Report, Holdings (Details) - C000244087	Jun. 30, 2026
FHLMC9385862
Holdings [Line Items]
Percent of Total Investments	4.40%
FNMA9386041
Holdings [Line Items]
Percent of Total Investments	3.20%
FNMA9386243
Holdings [Line Items]
Percent of Total Investments	2.50%
FNMA9386261
Holdings [Line Items]
Percent of Total Investments	2.00%
FNMA9386038
Holdings [Line Items]
Percent of Total Investments	2.00%
FNMA9386242
Holdings [Line Items]
Percent of Total Investments	1.70%
FNMA9386222
Holdings [Line Items]
Percent of Total Investments	1.70%
FHLMC9385860
Holdings [Line Items]
Percent of Total Investments	1.60%
FHLMC9385714
Holdings [Line Items]
Percent of Total Investments	1.60%
FNMA9386210
Holdings [Line Items]
Percent of Total Investments	1.50%
GNMA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.70%
FHLMC
Holdings [Line Items]
Percent of Net Asset Value	32.00%
FNMA
Holdings [Line Items]
Percent of Net Asset Value	63.60%